Supplement to the
Fidelity® DestinySM Portfolios:
Destiny I - Class N and Destiny II - Class N
November 29, 2000
Prospectus

The following information replaces the first paragraph found in the "Fee Table" section on page F-5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class N shares of a fund but does not reflect the Destiny Plan Creation and Sales Charges. The annual class operating expenses provided below for Class N are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class N do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section on page F-5.

Annual class operating expenses (paid from class assets)

		Class N
Destiny I	Management fee	0.45%
	Distribution and Service (12b-1) fee (including 0.25% Service fee)	0.25%
	Other expenses	0.64%
	Total annual class operating expenses	1.34%
Destiny II	Management fee	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee)	0.25%
	Other expenses	0.65%
	Total annual class operating expenses	1.48%
I.DESN-01-01	January 1, 2001
1.719745.105

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class N operating expenses would have been 1.32% for Destiny I and 1.46% for Destiny II.

The following information replaces similar information in the "Fee Table" section on page F-6.

Class N
Destiny I	1 year	$ 136
	3 years	$ 425
	5 years	$ 734
	10 years	$ 1,613
Destiny II	1 year	$ 151
	3 years	$ 468
	5 years	$ 808
	10 years	$ 1,768

The following information replaces the thirteenth through twenty-first paragraphs in the "Fund Management" section beginning on page F-14.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2000, the group fee rate was 0.2738% for Destiny I and Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The total management fee for the fiscal year ended September 30, 2000, was 0.25% of the fund's average net assets for Destiny I and 0.55% of the fund's average net assets for Destiny II. Prior to January 1, 2001, each of Destiny I and Destiny II paid FMR a monthly management fee which also included a performance adjustment that could decrease the management fee depending on how well the fund performed relative to an index.

Supplement to the Fidelity® DestinySM Portfolios:
Destiny I - Class O and Destiny II - Class O
November 29, 2000 Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page F-5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class O shares of a fund but does not reflect the Destiny Plan Creation and Sales Charges and Custodian Fees. The annual class operating expenses provided below for Class O are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class O do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section on page F-5.

Annual class operating expenses (paid from class assets)

		Class O
Destiny I	Management fee	0.45%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.02%
	Total annual class operating expenses	0.47%
Destiny II	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.02%
	Total annual class operating expenses	0.60%

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class O operating expenses would have been 0.45% for Destiny I and 0.58% for Destiny II.

DES-01-01	January 1, 2001
1.734196.103

The following information replaces similar information in the "Fee Table" section on page F-5.

Class O
Destiny I	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591
Destiny II	1 year	$ 61
	3 years	$ 192
	5 years	$ 335
	10 years	$ 750

The following information replaces the thirteenth through twenty-first paragraphs in the "Fund Management" section beginning on page F-13.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2000, the group fee rate was 0.2738% for Destiny I and Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The total management fee for the fiscal year ended September 30, 2000, was 0.25% of the fund's average net assets for Destiny I and 0.55% of the fund's average net assets for Destiny II. Prior to January 1, 2001, each of Destiny I and Destiny II paid FMR a monthly management fee which also included a performance adjustment that could decrease the management fee depending on how well the fund performed relative to an index.

Supplement to the Fidelity® DestinySM Portfolios:
Destiny I - Class O and Destiny II - Class O
November 29, 2000 Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page F-5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class O shares of a fund but does not reflect the Destiny Plan Creation and Sales Charges and Custodian Fees. The annual class operating expenses provided below for Class O are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class O do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section on page F-5.

Annual class operating expenses (paid from class assets)

		Class O
Destiny I	Management fee	0.45%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.02%
	Total annual class operating expenses	0.47%
Destiny II	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.02%
	Total annual class operating expenses	0.60%

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class O operating expenses would have been 0.45% for Destiny I and 0.58% for Destiny II.

I.DES-01-01	January 1, 2001
1.717042.107

The following information replaces similar information in the "Fee Table" section on page F-5.

Class O
Destiny I	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591
Destiny II	1 year	$ 61
	3 years	$ 192
	5 years	$ 335
	10 years	$ 750

The following information replaces the thirteenth through twenty-first paragraphs in the "Fund Management" section beginning on page F-13.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2000, the group fee rate was 0.2738% for Destiny I and Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The total management fee for the fiscal year ended September 30, 2000, was 0.25% of the fund's average net assets for Destiny I and 0.55% of the fund's average net assets for Destiny II. Prior to January 1, 2001, each of Destiny I and Destiny II paid FMR a monthly management fee which also included a performance adjustment that could decrease the management fee depending on how well the fund performed relative to an index.

Supplement to the
Fidelity® DestinySM Portfolios:
Destiny I - Class N and Destiny II - Class N
November 29, 2000
Prospectus

The following information replaces the first paragraph found in the "Fee Table" section on page F-5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class N shares of a fund but does not reflect the Destiny Plan Creation and Sales Charges. The annual class operating expenses provided below for Class N are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class N do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section on page F-5.

Annual class operating expenses (paid from class assets)

		Class N
Destiny I	Management fee	0.45%
	Distribution and Service (12b-1) fee (including 0.25% Service fee)	0.25%
	Other expenses	0.64%
	Total annual class operating expenses	1.34%
Destiny II	Management fee	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee)	0.25%
	Other expenses	0.65%
	Total annual class operating expenses	1.48%

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class N operating expenses would have been 1.32% for Destiny I and 1.46% for Destiny II.

DESN-01-01	January 1, 2001
1.734197.103

The following information replaces similar information in the "Fee Table" section on page F-6.

Class N
Destiny I	1 year	$ 136
	3 years	$ 425
	5 years	$ 734
	10 years	$ 1,613
Destiny II	1 year	$ 151
	3 years	$ 468
	5 years	$ 808
	10 years	$ 1,768

The following information replaces the thirteenth through twenty-first paragraphs in the "Fund Management" section beginning on page F-14.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2000, the group fee rate was 0.2738% for Destiny I and Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The total management fee for the fiscal year ended September 30, 2000, was 0.25% of the fund's average net assets for Destiny I and 0.55% of the fund's average net assets for Destiny II. Prior to January 1, 2001, each of Destiny I and Destiny II paid FMR a monthly management fee which also included a performance adjustment that could decrease the management fee depending on how well the fund performed relative to an index.

SUPPLEMENT TO THE

DESTINYSM I AND DESTINY II

Funds of Fidelity® Destiny Portfolios

CLASS O AND CLASS N

November 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the "Trustees and Officers" section beginning on page 21.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 21.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (office machines, 1991) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Acterna Corporation (electronics, 1999).

DESB-01-01	January 1, 2001
1.477440.108

The following information replaces the Compensation Table found in the "Trustees and Officers" section beginning on page 21.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended September 30, 2000, or calendar year ended December 31, 1999, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d**	J. Michael Cook*****	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones****	Donald J. Kirk	Marie L. Knowles ******
Destiny IB,C,E	$ 0	$ 1,068	$ 1,886	$ 1,911	$ 1,866	$ 480	$ 1,889	$ 441
Destiny IIB,D,E	$ 0	$ 1,025	$ 1,680	$ 1,700	$ 1,680	$ 364	$ 1,679	$ 432
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 0	$ 0	$ 217,500	$ 211,500	$ 217,500	$ 217,500	$ 217,500	$ 0
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach ***	Peter S. Lynch**	William O. McCoy	Gerald C. McDonough#	Marvin L. Mann	Robert C. Pozen**	William S. Stavropoulos *******	Thomas R. Williams#
Destiny IB,C,E	$ 1,874	$ 0	$ 1,860	$ 2,355	$ 1,899	$ 0	$ 0	$ 1,876
Destiny IIB,D,E	$ 1,669	$ 0	$ 1,660	$ 2,096	$ 1,690	$ 0	$ 0	$ 1,670
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 54,000	$ 0	$ 214,500	$ 269,000	$ 217,500	$ 0	$ 0	$ 213,000

* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31, 1999.

***** During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees.

****** During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees.

*******Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board.

# Messrs. McDonough and Williams served on the Board of Trustees through December 31, 2000.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,091; Phyllis Burke Davis, $1,091; Robert M. Gates, $981; E. Bradley Jones, $174; Donald J. Kirk, $981; Ned C. Lautenbach, $808; William O. McCoy, $981; Gerald C. McDonough, $1,362; Marvin L. Mann, $1,091; and Thomas R. Williams, $1,091.

D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $981; Phyllis Burke Davis, $981; Robert M. Gates, $981; E. Bradley Jones, $174; Donald J. Kirk, $981; Ned C. Lautenbach, $808; William O. McCoy, $981; Gerald C. McDonough, $1,228; Marvin L. Mann, $981; and Thomas R. Williams, $981.

E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $550, Destiny I; Ralph F. Cox, $482, Destiny II; Ned C. Lautenbach, $336, Destiny I; Ned C. Lautenbach, $342, Destiny II; William O. McCoy, $550, Destiny I; William O. McCoy, $482, Destiny II; Thomas R. Williams, $550, Destiny I; and Thomas R. Williams, $482, Destiny II.

The following information replaces the similar information following the "Management Fees" heading in the "Management Contracts" section beginning on page 25.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The following information replaces the similar information in the "Management Contracts" section beginning on page 27.

Destiny I's and Destiny II's individual fund fee rates are 0.17% and 0.30%, respectively. Based on the average group net assets of the funds advised by FMR for September 2000, each fund's annual management fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Destiny I	0.2738%	+	0.17%	=	0.4438%
Destiny II	0.2738%	+	0.30%	=	0.5738%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by each fund.

Fund	Fiscal Years Ended September 30#	Performance Adjustment	Management Fees Paid to FMR
Destiny I	2000	$ (13,259,333)	$ 16,438,556*
	1999	$ (11,707,748)	$ 21,060,540*
	1998	$ (9,828,127)	$ 19,657,092*
Destiny II	2000	$ (1,567,750)	$ 33,416,243*
	1999	$ (6,765,297)	$ 22,975,734*
	1998	$ (5,588,522)	$ 18,377,658*

* Including the amount of the performance adjustment.

# Prior to January 1, 2001, each of Destiny I and Destiny II paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. Between December 31, 2000 and July 1, 1999, the basic fee was subject to downward adjustment depending on whether, and to what extent, the fund's investment performance for a rolling 36-month performance period was exceeded by the record over the same period of the S&P 500. The maximum annualized performance adjustment rate for each fund was limited to -0.24% of the fund's average net assets up to and including $100,000,000 and -0.20% of the fund's average net assets in excess of $100,000,000 over the performance period. Prior to July 1, 1999, the basic fee was subject to upward or downward adjustment depending on whether, and to what extent, the fund's investment performance for a rolling 36-month performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate for each fund was limited to ±0.24% of the fund's average net assets up to and including $100,000,000 and ±0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns, and repayment of the reimbursement by a class will lower its returns.

The following information replaces the similar information found under the heading "Sub-Advisers" in the "Management Contracts" section beginning on page 25.

For providing investment advice and research services, fees paid to FMR U.K. and FMR Far East for the past three fiscal years are shown in the table below.

Fiscal Year Ended September 30	FMR U.K.	FMR Far East	FIJ
Destiny I
2000	$ 216,347	$ 150,662	$ 52,599
1999	$430,997	$278,211	--
1998	$ 325,286	$ 311,961	--
Fiscal Year Ended September 30	FMR U.K.	FMR Far East	FIJ
Destiny II
2000	$ 339,485	$ 492,070	$ 174,114
1999	$193,152	$126,713	--
1998	$ 173,011	$ 165,398	--